FINANCE LEASE RECEIVABLES	12 Months Ended
Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Disclosure of maturity analysis of finance lease payments receivable [text block]

17   FINANCE LEASE RECEIVABLES

The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Gross investment in finance leases, receivable:
Not later than 1 year	484	460	70	121
Later than 1 year and not later than 2 years	340	516	6	52
Later than 2 years and not later than 3 years	174	455	6	39
Later than 3 years and not later than 4 years	138	199	6	20
Later than 4 years and not later than 5 years	201	177	5	17
Later than 5 years	695	877	–	–
	2,032	2,684	93	249
Unearned future finance income on finance leases	(478)	(976)	–	(6)
Rentals received in advance	(18)	(22)	–	(49)
Net investment in finance leases	1,536	1,686	93	194

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Not later than 1 year	404	306	70	93
Later than 1 year and not later than 2 years	322	408	6	41
Later than 2 years and not later than 3 years	126	353	6	30
Later than 3 years and not later than 4 years	98	152	6	14
Later than 4 years and not later than 5 years	166	129	5	16
Later than 5 years	420	338	–	–
Net investment in finance leases	1,536	1,686	93	194

Equipment leased to customers under finance leases primarily relates to structured financing transactions to fund the purchase of aircraft, ships and other large individual value items. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses for the Group of £12 million (2018: £1 million).